United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06062

THE THAI CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey  07302

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Thai Capital Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey  07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 915-3054

Date of fiscal year end: December 31, 2004

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended September 30, 2004 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

September 30, 2004 (unaudited)

THAI COMMON, WARRANTS AND PREFERRED STOCKS—93.18%

COMMON STOCKS—92.00%

Shares			Value
Banks—16.06%
1,097,100	Bangkok Bank Public Co., Ltd.	*	2,496,958
776,800	Bank of Ayudhya Public Co., Ltd.	*	196,441
1,115,000	Kasikornbank Public Co., Ltd.	*	1,208,428
1,881,239	Thai Military Bank Public Co., Ltd.		168,547
			4,070,374
Building Materials—9.43%
414,000	The Siam Cement Public Co., Ltd.		2,373,070
54,000	Tycoons Worldwide Group Public Co., Ltd.		16,257
			2,389,327
Chemicals—1.37%
90,000	National Petrochemical Public Co., Ltd.		218,926
82,000	Thai Olefins Public Co., Ltd.		124,419
11,130	Vinythai Public Co., Ltd.	*	2,627
			345,972
Commerce—1.08%
304,600	BIG C Supercenter Public Co., Ltd.		134,984
56,700	C.P. 7-Eleven Public Co., Ltd.		79,203
55,500	Siam Makro Public Co., Ltd.		60,819
			275,006
Communication—17.17%
851,500	Advanced Info Service Public Co., Ltd.		2,050,774
1,909,000	Samart Corp. Public Co., Ltd.	*	335,631
1,302,600	Shin Corporations Public Co., Ltd.		1,184,299
687,900	Shin Satellite Public Co., Ltd.		228,632
100	True Corp. Public Co., Ltd.		13
394,400	United Communication Industry Public Co., Ltd.	*	550,932
			4,350,281
Electrical—0.27%
259,200	Mida Assets Public Co., Ltd.		68,669

Electronic Components—1.99%
738,100	Hana Microelectronic Public Co., Ltd.		360,865
700,000	KCE Electronics Public Co., Ltd.		144,144
			505,009
Energy—20.68%
100,000	Electricity Generating Public Co., Ltd.		160,160
342,100	PTT Exploration and Production Public Co., Ltd.		2,455,289
645,000	PTT Public Co., Ltd.		2,625,304
			5,240,753
Entertainment & Recreation—4.77%
1,131,000	BEC World Public Co., Ltd.		490,307
135,700	GMM Media Public Co., Ltd.		77,784
1,200,000	ITV Public Co., Ltd.	*	427,736
268,254	Major Cineplex Group Public Co., Ltd.		83,343
272,777	United Broadcasting Corp. Public Co., Ltd.	*	129,422
			1,208,592

Finance & Securities—1.44%
64,600	Asia Plus Securities Public Co., Ltd.		118,244
270,000	Siam General Factoring Public Co., Ltd.	*	37,391
348,600	Thitikorn Public Co., Ltd.		57,091
267,600	TISCO Finance Public Co., Ltd.		153,390
			366,116
Household Goods—0.31%
102,700	Modernform Group Public Co., Ltd.		78,532

Mining—0.74%
683,800	Padaeng Industry Public Co., Ltd.	*	187,744

Printing & Publishing—3.38%
3,451,579	Amarin Printing Group Public Co., Ltd.		856,226

Property Development—8.34%
1,361,000	Italian-Thai Development Public Co., Ltd.		301,564
415,500	Lalin Property Public Co., Ltd.		67,047
6,478,200	Land and House Public Co., Ltd.		1,419,806
540,700	Noble Development Public Co., Ltd.		57,819
1,104,000	Sammakorn Public Co., Ltd.		56,369
995,100	SinoThai Engineering & Constructuon Public Co., Ltd.		212,101
			2,114,706
Retail Food—1.11%
70,000	S&P Syndicate Public Co., Ltd.		41,473
138,000	Serm Suk Public Co., Ltd.		73,120
290,900	Thai Union Frozen Products Public Co., Ltd.		166,045
			280,638
Utilities—1.05%
291,720	Eastern Water Resources Development & Management Public Co., Ltd.		265,226

Vehicles & Parts—2.81%
482,750	Aapico Hitech Public Co., Ltd.		363,334
100,000	Thai Rung Union Car Co., Ltd.		29,142
93,800	Thai Stanley Electric Public Co., Ltd.		320,793
			713,269

Total Common Stocks (Cost—$13,138,365)			23,316,440

PREFERRED STOCKS—0.25%

Shares		Value
Finance & Securities—0.25%
109,900	TISCO Finance Public Co., Ltd.
	(Cost—$48,168)	63,525

WARRANTS—0.93%

Shares			Value
Property Development—0.93%
1,331,400	Land & House Public Co., Ltd., expires 9/2/08	*
	(Cost—$0)		235,683
Total Thai Common, Warrants and Preferred Stocks (Cost—$13,186,533)			23,615,648

SHORT-TERM INVESTMENTS—5.26%

Principal Amount (000)			Value
THAI BAHT CERTIFICATES OF DEPOSIT—1.90%
20,000	Thanachart Bank Public Co., Ltd., 1.00%, due 10/9/04		481,685
THAI BAHT PROMISSORY NOTES—2.38%
10,000	The Book Club Finance Public Co., Ltd., 1.00% (Payable on Demand)		240,842
15,000	UOB Radanasin Bank Public Co., Ltd.,1.25% (Payable on Demand)		361,264
Total Thai Baht Promissory Notes			602,106
U.S. DOLLAR TIME DEPOSIT—0.98%
248	Bank of New York, 0.05%, due 10/1/04		248,446

Total Short-Term Investments (Cost—$1,342,313)			1,332,237
Total Investments—98.44%
(Cost—$14,528,847)			24,947,885

Other assets less liabilities—1.56%			394,581

NET ASSETS	(Applicable to 3,139,428 shares of capital stock outstanding; equivalent to $8.07 per share)	100.00%	$25,342,466

*    Non-income producing securities.

See accompanying notes to financial statements.

Item 2. Controls and Procedures

a)           The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: October 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: October 15, 2004
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: October 15, 2004
Ikuo Mori, Chairman